Condensed Consolidated Interim Statements of Changes in Shareholders' Equity (Unaudited) - CAD ($)	Issued capital [member]	Reserve of share-based payments [member]	Warrant reserve [member]	Retained earnings [member]	Reserve of gains and losses from investments in equity instruments [member]	Reserve of exchange differences on translation [member]	Total
Balance at Dec. 31, 2024	$ 110,742,984	$ 7,698,304	$ 3,776,428	$ (117,465,829)	$ (609,420)	$ 479,316	$ 4,621,783
Balance, shares at Dec. 31, 2024	5,427,795
IfrsStatementLineItems [Line Items]
Shares issued for financing	$ 56,907,745		1,103,825				58,011,570
Shares issued for financing, shares	11,887,895
Share issue costs	$ (7,203,673)	2,225,727					(4,977,946)
Shares issued for exercise of overallotment	$ 294,000						294,000
Shares issued for exercise of overallotment, shares	100,000
Share issue costs – overallotment	$ (28,030)						(28,030)
Shares issued for the exercise of warrants	$ 26,438,554	(915,207)	(543,017)				24,980,330
Shares issued for the exercise of warrants, shares	5,711,131
Shares issued for the exercise of RSUs	$ 1,249,123	(1,249,123)
Shares issued for the exercise of RSUs, shares	134,191
Share-based payments		1,139,064					1,139,064
Net loss				(13,356,783)			(13,356,783)
Change in fair value of equity investments at FVTOCI					7,143		7,143
Translation of foreign operations						(258,710)	(258,710)
Balance at Sep. 30, 2025	$ 188,400,703	8,898,765	4,337,236	(130,822,612)	(602,277)	220,606	70,432,421
Balance, shares at Sep. 30, 2025	23,261,012
IfrsStatementLineItems [Line Items]
Shares issued for financing
Share issue costs	(125,258)						(125,258)
Shares issued for the exercise of warrants	$ 41,423,062	(1,801,201)	(4,210,702)				35,411,159
Shares issued for the exercise of warrants, shares	6,001,216
Shares issued for the exercise of RSUs
Shares issued for the exercise of RSUs, shares	82,547
Share-based payments		249,893					249,893
Net loss				(9,624,296)			(9,624,296)
Change in fair value of equity investments at FVTOCI					57,143		57,143
Translation of foreign operations						195,733	195,733
Balance at Dec. 31, 2025	$ 229,698,507	7,347,457	126,534	(140,446,908)	(545,134)	416,339	96,596,795
Balance, shares at Dec. 31, 2025	29,344,775
IfrsStatementLineItems [Line Items]
Shares issued for financing	$ 62,218,823						62,218,823
Shares issued for financing, shares	6,899,159
Share issue costs	$ (7,644,637)	3,644,038					(4,000,599)
Shares issued for the exercise of warrants	$ 19,403,355						19,403,355
Shares issued for the exercise of warrants, shares	2,124,084
Shares issued for the exercise of RSUs	$ 5,510,767	(5,510,767)
Shares issued for the exercise of RSUs, shares	774,738
Share-based payments		6,816,644					6,816,644
Net loss				(30,493,093)			(30,493,093)
Change in fair value of equity investments at FVTOCI					(42,857)		(42,857)
Translation of foreign operations						(39,742)	(39,742)
Balance at Sep. 30, 2026	$ 309,186,815	$ 12,297,372	$ 126,534	$ (170,940,001)	$ (587,991)	$ 376,597	$ 150,459,326
Balance, shares at Sep. 30, 2026	39,142,756